Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Estimated Useful lives of Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software application	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Estimated Useful Lives of Intangible Assets

Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Product Warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2013	2014	2015
Balance at beginning of the year	$83	$179	$193
Provision during the year	149	506	106
Reversal during the year	(55)	(478)	(157)
Exchange difference	2	(14)	(4)

Balance at end of the year	$179	$193	$138

Net Revenues from Customers

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2013, 2014 and 2015.

	Net revenues Year ended December 31,
	2013	2014	2015
A	N/A	14.2%	15.5%
B	N/A	13.0%	N/A
C	N/A	10.7%	N/A
D	10.5%	N/A	N/A

	10.5%	37.9%	15.5%

Accounts Receivable from Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2014	2015
E	N/A	19.6%
C	N/A	17.9%
F	N/A	16.3%
G	N/A	15.8%
H	28.2%	15.4%
I	25.0%	N/A
A	24.4%	N/A

	77.6%	85.0%

N/A is represented for less than 10%.